UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [  ];  Amendment Number:1

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		January 27, 2005

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		50
Form 13F Information Table Value Total:		$553,327
List of Other Managers:

No.  13F File Number	Name

      None



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                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE
SHARED     NONE
Affymetrix Inc        COM      00826T108       $10,699      292735 SH          SOLE      None
133600         0     159135
Agilent Technologie   COM      00846U101       $15,460      641510 SH          SOLE      None
303095         0     338415
American Internatio   COM      026874107          $276        4200 SH          SOLE      None
4200         0          0
Avid Technology Inc   COM      05367P100       $15,954      258370 SH          SOLE      None
125995         0     132375
BJ Services Company   COM      055482103       $15,078      323980 SH          SOLE      None
158520         0     165460
Bed Bath & Beyond     COM      075896100       $12,704      318955 SH          SOLE      None
156215         0     162740
CVS Corporation       COM      126650100          $261        5780 SH          SOLE      None
5780         0          0
Cabot Corporation     COM      127055101       $16,164      417881 SH          SOLE      None
204636        0     213245
Calpine Corp.         COM      131347106        $4,261     1081294 SH          SOLE      None
484089        0     597205
Capital Source Inco   COM      14055X102        $8,705      339130 SH          SOLE      None
165840        0     173290
Career Education Co   COM      141665109       $21,692      542305 SH          SOLE      None
264625        0     277680
Citigroup Incorpora   COM      172967101          $227        4715 SH          SOLE      None
4715        0          0
Coach, Inc.           COM      189754104        $9,732      172550 SH          SOLE      None
83010        0      89540
Cognizant Tech Solu   COM      192446102        $8,870      209550 SH          SOLE      None
102295        0     107255
Colgate Palmolive C   COM       19462103          $203        3965 SH          SOLE      None
3965        0          0
Cooper Companies In   COM      216648402       $14,636      207340 SH          SOLE      None
101410        0     105930
Dell Incorporated     COM      24702R101          $201        4765 SH          SOLE      None
4765        0          0
Endo Pharmaceutical   COM      29264F205       $15,922      757845 SH          SOLE      None
370190        0     387655
Express Scripts Inc   COM      302102100       $18,250      238756 SH          SOLE      None
117276        0     121480
Fair Isaac & Compan   COM      303250104       $17,275      470965 SH          SOLE      None
230370        0     240595
First Data Corporat   COM      319963104          $217        5110 SH          SOLE      None
5110        0          0
Flextronics Interna   COM      Y2573F102       $17,209     1245229 SH          SOLE      None
614954        0     630275
Foot Locker Incorpo   COM      344849104       $10,133      376290 SH          SOLE      None
184505        0     191785
Foundry Networks In   COM      35063R100       $17,160     1303935 SH          SOLE      None
652010        0     651925
Freddie Mac           COM      313400301          $266        3614 SH          SOLE      None
3614        0          0
General Electric Co   COM      369604103          $208        5705 SH          SOLE      None
5705        0          0
HCC Insurance Holdi   COM      404132102       $16,714      504657 SH          SOLE      None
233582        0     271075
Headwaters Inc        COM      42210P102       $14,809      519625 SH          SOLE      None
245400        0     274225
Home Depot Incorpor   COM      437076102          $261        6110 SH          SOLE      None
6110        0          0
Inamed Corp.          COM      453235103       $10,315      163085 sh          SOLE      None
75585        0      87500
Investors Financial   COM      461915100       $15,140      302920 SH          SOLE      None
151385        0     151535
Jabil Circuit Inc     COM      466313103       $14,272      557945 SH          SOLE      None
259435        0     298510
Johnson & Johnson     COM      478160104          $214        3370 SH          SOLE      None
3370        0          0
Johnson Controls In   COM      478366107          $203        3200 SH          SOLE      None
3200        0          0
Kellwood Co           COM      488044108       $13,062      378600 SH          SOLE      None
175900        0     202700
Leapfrog Enterprise   COM      52186N106        $8,751      643485 SH          SOLE      None
307655        0     335830
Modine Manufacturin   COM      607828100       $14,907      441435 SH          SOLE      None
213870        0     227565
NBTY Incorporated     COM      628782104        $7,297      303895 SH          SOLE      None
144365        0     159530
New York Community    COM      649445103       $14,454      702665 SH          SOLE      None
343322        0     359343
Noble Corporation     COM      G65422100       $18,659      375125 SH          SOLE      None
189340        0     185785
O'Reilly Automotive   COM      686091109       $13,999      310750 SH          SOLE      None
156040        0     154710
Pacific Sunwear CA    COM      694873100       $15,649      703015 SH          SOLE      None
343015        0     360000
Paid Incorporated     COM      69561N204            $3       10000 SH          SOLE      None
10000        0          0
Pharmaceutical Prod   COM      717124101       $15,358      371958 SH          SOLE      None
182363        0     189595
Praxair Incorporate   COM      75005P104          $248        5615 SH          SOLE      None
5615        0          0
Supergen Inc          COM      868059106          $964      136800 SH          SOLE      None
136600        0          0
Sysco Corp            COM      871829107          $280        7335 SH          SOLE      None
7335        0          0
Target Corporation    COM      87612E106          $203        3905 SH          SOLE      None
3905        0          0
Tech Data Corporati   COM      878237106       $15,592      343428 SH          SOLE      None
173245        0     170183
Thor Industries Inc   COM      885160101        $8,928      240970 SH          SOLE      None
113520        0     127450
UCBH Holdings         COM      90262T308        $8,517      185875 SH          SOLE      None
88605        0      97270
UnitedHealth Group    COM      91324P102          $209        2370 SH          SOLE      None
2370        0          0
Varian Inc.           COM      922206107       $16,949      413280 SH          SOLE      None
197155        0     216125
Weatherford Interna   COM      G95089101       $12,045      234795 SH          SOLE      None
114500        0     120295
Wellchoice Inc        COM      949475107       $14,359      268895 SH          SOLE      None
131300        0     137595
Wellpoint Inc         COM      94973V107       $14,152      123060 SH          SOLE      None
60745        0      62315
Zion Bancorporation   COM      989701107       $15,051      221245 SH          SOLE      None
105665        0     115580
TOTAL PORTFOLIO                               $553,327    17725887 SHS
8674986        0    9050701

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